TAXES ON INCOME (Summary of Taxes On Income Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current taxes	$ 4,678	$ 5,371	$ 5,561
Deferred taxes	(1,535)	(2,308)	91
Taxes on income	3,143	3,063	5,652
Domestic	1,833	2,049	238
Foreign	1,310	1,014	5,414
Taxes on income	$ 3,143	$ 3,063	$ 5,652